Performance Management	Apr. 30, 2026
WCM Focused International Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the MSCI ACWI ex USA Index, the Fund’s primary broad-based securities market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website www.wcminvest.com/funds, or by calling the Fund at 1-888-988-9801. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the MSCI ACWI ex USA Index, the Fund’s primary broad-based securities market index.
Bar Chart [Heading]	Annual Total Return (before taxes) for Institutional Class Shares For each calendar year at net asset value per share (“NAV”)
Bar Chart Closing [Text Block]

The year-to-date return as of March 31, 2026, was (1.25)%.

Institutional Shares
Highest Calendar Quarter Return at NAV	25.68%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(17.44)%	Quarter Ended 06/30/2022

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.
Performance Availability Website Address [Text]	www.wcminvest.com/funds
Performance Availability Phone [Text]	1-888-988-9801
WCM Focused International Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(1.25%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	25.68%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(17.44%)
Lowest Quarterly Return, Date	Jun. 30, 2022
WCM Focused Emerging Markets Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the MSCI Emerging Markets Index, a broad-based securities market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website www.wcminvest.com/funds, or by calling the Fund at 1-888-988-9801. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the MSCI Emerging Markets Index, a broad-based securities market index.
Bar Chart [Heading]	Annual Total Return (before taxes) for Institutional Class Shares For each calendar year at net asset value per share (“NAV”)
Bar Chart Closing [Text Block]

The year-to-date return as of March 31, 2026, was 2.11%.

Institutional Shares
Highest Calendar Quarter Return at NAV	27.34%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(21.09)%	Quarter Ended 03/31/2020

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.
Performance Availability Website Address [Text]	www.wcminvest.com/funds
Performance Availability Phone [Text]	1-888-988-9801
WCM Focused Emerging Markets Fund | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	2.11%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	27.34%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(21.09%)
Lowest Quarterly Return, Date	Mar. 31, 2020
WCM International Small Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of the Fund compare with the average annual total returns of the MSCI ACWI ex USA Index and the MSCI ACWI ex USA Small Cap Index. The MSCI ACWI ex USA Index has been included as the Fund’s primary broad-based securities market index in order to satisfy regulatory requirements. The Fund also compares its performance with the returns of MSCI ACWI ex USA Small Cap Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. Updated performance information is available at the Fund’s website www.wcminvest.com/funds, or by calling the Fund at 1-888-988-9801. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of the Fund compare with the average annual total returns of the MSCI ACWI ex USA Index and the MSCI ACWI ex USA Small Cap Index. The MSCI ACWI ex USA Index has been included as the Fund’s primary broad-based securities market index in order to satisfy regulatory requirements.
Bar Chart [Heading]	Annual Total Return (before taxes) for Institutional Class Shares For each calendar year at net asset value per share (“NAV”)
Bar Chart Closing [Text Block]

The year-to-date return as of March 31, 2026, was 1.36%.

Institutional Shares
Highest Calendar Quarter Return at NAV	43.49%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(25.60)%	Quarter Ended 06/30/2022

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	fter-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.wcminvest.com/funds
Performance Availability Phone [Text]	1-888-988-9801
WCM International Small Cap Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.36%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	43.49%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(25.60%)
Lowest Quarterly Return, Date	Jun. 30, 2022
WCM Small Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Russell 3000 Index and the Russell 2000 Growth Index. The Russell 3000 Index has been included as the Fund’s primary broad-based securities market index in order to satisfy regulatory requirements. The Fund also compares its performance with the returns of Russell 2000 Growth Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website www.wcminvest.com/funds, or by calling the Fund at 1-888-988-9801. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Russell 3000 Index and the Russell 2000 Growth Index. The Russell 3000 Index has been included as the Fund’s primary broad-based securities market index in order to satisfy regulatory requirements.
Bar Chart [Heading]	Annual Total Return (before taxes) for Institutional Class Shares For each calendar year at net asset value per share (“NAV”)
Bar Chart Closing [Text Block]

The year-to-date return as of March 31, 2026, was (3.71)%.

Institutional Shares
Highest Calendar Quarter Return at NAV	33.85%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(25.65)%	Quarter Ended 03/31/2020

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.wcminvest.com/funds
Performance Availability Phone [Text]	1-888-988-9801
WCM Small Cap Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(3.71%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	33.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(25.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
WCM China Quality Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the MSCI China All Shares Index, a broad-based securities market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website www.wcminvest.com/funds, or by calling the Fund at 1-888-988-9801. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the MSCI China All Shares Index, a broad-based securities market index.
Bar Chart [Heading]	Annual Total Return (before taxes) for Institutional Class Shares For each calendar year at net asset value per share (“NAV”)
Bar Chart Closing [Text Block]

The year-to-date return as of March 31, 2026, was (3.46)%.

Institutional Shares
Highest Calendar Quarter Return at NAV	16.84%	Quarter Ended 09/30/2025
Lowest Calendar Quarter Return at NAV	(21.14)%	Quarter Ended 03/31/2022

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.wcminvest.com/funds
Performance Availability Phone [Text]	1-888-988-9801
WCM China Quality Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(3.46%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	16.84%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(21.14%)
Lowest Quarterly Return, Date	Mar. 31, 2022
WCM Focused International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the MSCI ACWI ex USA Index, a broad-based securities market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website www.wcminvest.com/funds, or by calling the Fund at 1-888-988-9801. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the MSCI ACWI ex USA Index, a broad-based securities market index
Bar Chart [Heading]	Annual Total Return (before taxes) for Institutional Class Shares For each calendar year at net asset value per share (“NAV”)
Bar Chart Closing [Text Block]

The year-to-date return as of March 31, 2026, was (1.47)%.

Institutional Shares
Highest Calendar Quarter Return at NAV	17.93%	Quarter Ended 06/30/2025
Lowest Calendar Quarter Return at NAV	(16.22)%	Quarter Ended 06/30/2022

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.wcminvest.com/funds
Performance Availability Phone [Text]	1-888-988-9801
WCM Focused International Equity Fund | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(1.47%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	17.93%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(16.22%)
Lowest Quarterly Return, Date	Jun. 30, 2022
WCM Focused International Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the MSCI ACWI ex USA Index, a broad-based securities market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Prior to August 15, 2023, the Fund had a policy to invest at least 80% of its net assets in equity securities or depositary receipts of small- to mid- capitalization companies domiciled outside of the United States. Performance results shown in the bar chart and performance table below for periods prior to August 15, 2023, reflect the Fund’s previous investment strategy. Updated performance information is available at the Fund’s website www.wcminvest.com/funds, or by calling the Fund at 1-888-988-9801. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the MSCI ACWI ex USA Index, a broad-based securities market index.
Bar Chart [Heading]	Annual Total Return (before taxes) for Institutional Class Shares For each calendar year at net asset value per share (“NAV”)
Bar Chart Closing [Text Block]

The year-to-date return as of March 31, 2026, was (4.72)%.

Institutional Shares
Highest Calendar Quarter Return at NAV	27.03%	Quarter Ended 06/30/2025
Lowest Calendar Quarter Return at NAV	(23.50)%	Quarter Ended 06/30/2022

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.wcminvest.com/funds
Performance Availability Phone [Text]	1-888-988-9801
WCM Focused International Opportunities Fund | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(4.72%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	27.03%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(23.50%)
Lowest Quarterly Return, Date	Jun. 30, 2022
WCM Mid Cap Quality Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Russell 3000 Index and the Russell Midcap Value Index. The Russell 3000 Index has been included as the Fund’s primary broad-based securities market index in order to satisfy regulatory requirements. The Fund also compares its performance with the returns of Russell Midcap Value Index, which the Fund’s advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website www.wcminvest.com/funds, or by calling the Fund at 1-888-988-9801. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Russell 3000 Index and the Russell Midcap Value Index.
Bar Chart [Heading]	Annual Total Return (before taxes) for Institutional Class Shares For each calendar year at net asset value per share (“NAV”)
Bar Chart Closing [Text Block]

The year-to-date return as of March 31, 2026, was (0.28)%.

Institutional Shares
Highest Calendar Quarter Return at NAV	13.14%	Quarter Ended 12/31/2023
Lowest Calendar Quarter Return at NAV	(5.28)%	Quarter Ended 03/31/2025

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.wcminvest.com/funds
Performance Availability Phone [Text]	1-888-988-9801
WCM Mid Cap Quality Value Fund | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(0.28%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	13.14%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(5.28%)
Lowest Quarterly Return, Date	Mar. 31, 2025
WCM Focused Emerging Markets ex China Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the MSCI Emerging Markets ex China Index, a broad-based securities market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website www.wcminvest.com/funds, or by calling the Fund at 1-888-988-9801. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the MSCI Emerging Markets ex China Index, a broad-based securities market index.
Bar Chart [Heading]	Annual Total Return (before taxes) for Institutional Class Shares For each calendar year at net asset value per share (“NAV”)
Bar Chart Closing [Text Block]

The year-to-date return as of March 31, 2026, was 4.16%.

Institutional Shares
Highest Calendar Quarter Return at NAV	28.32%	Quarter Ended 06/30/2025
Lowest Calendar Quarter Return at NAV	(3.45)%	Quarter Ended 09/30/2023

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.wcminvest.com/funds
Performance Availability Phone [Text]	1-888-988-9801
WCM Focused Emerging Markets ex China Fund | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	4.16%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	28.32%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(3.45%)
Lowest Quarterly Return, Date	Sep. 30, 2023
WCM Select Global Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	Performance information will be available after the Fund has been in operation for one calendar year.